UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Convergent Wealth Advisors
Address: 2600 Tower Oaks Boulevard
         Suite 300
         Rockville, MD  20852

13F File Number:  28-13933

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elliott
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     (301) 998-0322

Signature, Place, and Date of Signing:

     /s/ David Elliott     Rockville, MD/USA     June 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $248,480 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI PAC J IDX   464286665     9460   228679 SH       SOLE                        0        0   228679
ISHARES TR                     MSCI GRW IDX     464288885    44894   812124 SH       SOLE                        0        0   812124
ISHARES TR INDEX               S&P MIDCAP 400   464287507    14854   205135 SH       SOLE                        0        0   205135
ISHARES TR INDEX               S&P 500 INDEX    464287200    83367   745610 SH       SOLE                        0        0   745610
ISHARES TR INDEX               S&P 100 IDX FD   464287101      504     9789 SH       SOLE                        0        0     9789
ISHARES TR INDEX               RUSSELL 3000     464287689      816    12502 SH       SOLE                        0        0    12502
ISHARES TR INDEX               RUSL 2000 VALU   464287630      858    14782 SH       SOLE                        0        0    14782
ISHARES TR INDEX               RUSSELL 2000     464287655     8600   137733 SH       SOLE                        0        0   137733
ISHARES TR INDEX               IBOXX INV CPBD   464287242     7537    72363 SH       SOLE                        0        0    72363
ISHARES TR INDEX               BARCLY USAGG B   464287226     1274    12343 SH       SOLE                        0        0    12343
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      670    14508 SH       SOLE                        0        0    14508
SPDR GOLD TRUST                GOLD SHS         78463v107    68375   637177 SH       SOLE                        0        0   637177
SPDR TR                        UNIT SER 1       78462F103     3392    30435 SH       SOLE                        0        0    30435
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      593     7456 SH       SOLE                        0        0     7456
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     3286    80138 SH       SOLE                        0        0    80138